UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM ABS-15G

ASSET-BACKED SECURITIZER
REPORT PURSUANT TO SECTION 15G OF THE SECURITIES EXCHANGE ACT OF 1934

Check the appropriate box to indicate the filing obligation to which this form is intended to satisfy:

[X] Rule 15Ga-1 under the Exchange Act (17 CFR 240.15Ga-1) for the reporting period January 1, 2019 to December 31, 2019

February 13, 2020
Date of Report

J.P. Morgan Commercial Mortgage Inc.1
(Exact name of securitizer as specified in its charter)

025-01044	0001549345
(Commission File Number of securitizer)	(Central Index Key Number of securitizer)

Ian W. Sterling, (212) 648-0364
(Name and telephone number, including area code, of the person to contact in connection with this filing)

Indicate by check mark whether the securitizer has no activity to report for the initial period pursuant to Rule 15Ga-1(c)(1)   [_]

Indicate by check mark whether the securitizer has no activity to report for the quarterly period pursuant to Rule 15Ga-1(c)(2)(i)  [_]

Indicate by check mark whether the securitizer has no activity to report for the annual period pursuant to Rule 15Ga-1(c)(2)(ii)  [X]

1 J.P. Morgan Commercial Mortgage Inc., on behalf of itself and its predecessors, including Bear Stearns Commercial Mortgage Inc. (“JPMCMI”), is filing this Form ABS-15G in its capacity as sponsor of the following transactions, which are covered by this report (the “Specified Transactions”):

- Banc of America Commercial Mortgage Inc., Commercial Mortgage Pass-Through Certificates, Series 2004-2;
- Banc of America Commercial Mortgage Inc., Commercial Mortgage Pass-Through Certificates, Series 2004-4;
- Banc of America Commercial Mortgage Inc., Commercial Mortgage Pass-Through Certificates, Series 2005-1;
- Banc of America Commercial Mortgage Inc., Commercial Mortgage Pass-Through Certificates, Series 2005-3;
- Banc of America Commercial Mortgage Inc., Commercial Mortgage Pass-Through Certificates, Series 2005-4;
- Banc of America Commercial Mortgage Inc., Commercial Mortgage Pass-Through Certificates, Series 2005-6;
- Banc of America Commercial Mortgage Inc., Commercial Mortgage Pass-Through Certificates, Series 2006-2;
- Banc of America Commercial Mortgage Inc., Commercial Mortgage Pass-Through Certificates, Series 2006-5;
- Banc of America Commercial Mortgage Inc., Commercial Mortgage Pass-Through Certificates, Series 2007-2;
- Banc of America Large Loan, Inc., Commercial Mortgage Pass-Through Certificates, Series 2004-BBA4;
- GE Capital Commercial Mortgage Corporation, Commercial Mortgage Pass-Through Certificates, Series 2002-1;
- Merrill Lynch Floating Trust Pass-Through Certificates, Series 2006-1;
- Morgan Stanley Capital I Inc., Commercial Mortgage Pass-Through Certificates, Series 2003-TOP11;
- Morgan Stanley Capital I Inc., Commercial Mortgage Pass-Through Certificates, Series 2004-TOP13;
- Morgan Stanley Capital I Inc., Commercial Mortgage Pass-Through Certificates, Series 2004-TOP15;
- Morgan Stanley Capital I Inc., Commercial Mortgage Pass-Through Certificates, Series 2005-TOP17
- Morgan Stanley Capital I Inc., Commercial Mortgage Pass-Through Certificates, Series 2005-TOP19;
- Morgan Stanley Capital I Inc., Commercial Mortgage Pass-Through Certificates, Series 2006-TOP21;
- Morgan Stanley Capital I Inc., Commercial Mortgage Pass-Through Certificates, Series 2006-TOP23;
- Morgan Stanley Capital I Inc., Commercial Mortgage Pass-Through Certificates, Series 2006-TOP21;
- Morgan Stanley Capital I Inc., Commercial Mortgage Pass-Through Certificates, Series 2007-TOP25;
- Morgan Stanley Capital I Inc., Commercial Mortgage Pass-Through Certificates, Series 2007-TOP 27;
- Morgan Stanley Capital I Inc., Commercial Mortgage Pass-Through Certificates, Series 2008-TOP29;
- Morgan Stanley Dean Witter Capital I Inc., Commercial Mortgage Pass-Through Certificates, Series 2001-TOP3 and
- Prudential Commercial Mortgage Trust 2003-PWR1, Series 2003-PWR1 Commercial Mortgage Pass-Through Certificates;

In its capacity as sponsor, JPMCMI is a securitizer for purposes of Rule 15Ga-1 and this report will contain information with respect to the assets sold by JPMCMI into the Specified Transactions.  The depositors of the Specified Transactions are not affiliated with JPMCMI and may file separate reports on Form ABS-15G in their capacity as securitizers in connection with the Specified Transactions.  This report only contains information relating to the Specified Transactions and does not purport to provide any information required under Rule 15Ga-1 in connection with any other transactions as to which JPMCMI may have acted as securitizer.

Item 1.02 Periodic Filing of Rule 15Ga-1 Representations and Warranties Disclosure
Pursuant to Rule 15Ga-1(c)(2), J.P. Morgan Commercial Mortgage Inc. has indicated by check mark that there is no activity for the annual period.
Explanatory Note:

This Form ABS-15G contains all applicable Reportable Information (as defined below) that we know and is available to us without unreasonable effort or expense.  We have gathered the information set forth in this Form ABS-15G by, among other things, (i) identifying asset-backed securities transactions that fall within the scope of Rule 15Ga-1 for which we are a securitizer and that are not covered by a filing to be made by an affiliated securitizer (“Covered Transactions”), (ii) gathering information in our records regarding demands for repurchase or replacement of pool assets in Covered Transactions for breaches of representations or warranties concerning those pool assets (“Repurchases”) that is required to be reported on Form ABS-15G (“Reportable Information”), (iii) identifying the parties in Covered Transactions that have a contractual obligation to enforce any Repurchase obligations of the party or parties making those representations or warranties based on our records (“Demand Entities”), and (iv) requesting all Reportable Information from trustees and other Demand Entities that is within their respective possession and which has not been previously provided to us.  Our ability to provide Reportable Information that is not already in our records is significantly dependent upon the cooperation of those other Demand Entities.  Any applicable Reportable Information that is not contained herein is unknown and is not available to us without unreasonable effort or expense because some Demand Entities have not agreed to provide Reportable Information, some Demand Entities may not have provided complete Reportable Information, and some Demand Entities may be unable or unwilling to provide Reportable Information without unreasonable effort or expense (or without imposing unreasonable expense on us).  The information in this Form-ABS 15G has not been verified by any third party.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the reporting entity has duly caused this report to be signed on its behalf by the undersigned hereunto duly authorized.

Date: February 13, 2020	J.P. MORGAN COMMERCIAL MORTGAGE INC. (Securitizer)

	By:	/s/ Joseph Geoghan
Name: Joseph Geoghan
Title: Managing Director